DERIVATIVE FINANCIAL INSTRUMENTS - Schedule of Fair Values of Derivatives (Details) - USD ($) $ in Thousands	Jan. 31, 2023	Jan. 31, 2022
Fair Values of Derivative Financial Instruments
Derivative assets	$ 288	$ 140
Derivative liabilities	1,592	801
Foreign currency forward contracts | Prepaid expenses and other current assets | Designated as cash flow hedges
Fair Values of Derivative Financial Instruments
Derivative assets	288	125
Foreign currency forward contracts | Prepaid expenses and other current assets | Not designated as hedging instruments
Fair Values of Derivative Financial Instruments
Derivative assets	0	15
Foreign currency forward contracts | Accrued expenses and other current liabilities | Designated as cash flow hedges
Fair Values of Derivative Financial Instruments
Derivative liabilities	914	736
Foreign currency forward contracts | Accrued expenses and other current liabilities | Not designated as hedging instruments
Fair Values of Derivative Financial Instruments
Derivative liabilities	$ 678	$ 65